INVESTMENTS IN ASSOCIATES - The Groups share of the profits and other comprehensive income of its associates in the consolidated financial statements (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of associates [line items]
Profit for the year	¥ 171	$ 26	¥ 459	¥ 406
Other comprehensive income/(expense)	(85)	(13)	25	16
Dividend received from the associates	329	$ 50	231	162
Associates [member]
Disclosure of associates [line items]
Profit for the year	171		459	406
Other comprehensive income/(expense)	(85)		25	16
Total comprehensive income	¥ 86		¥ 484	¥ 422